Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and values of the Company’s material restricted assets as at December 31, 2025 and 2024:

	As at December 31, 2025	As at December 31, 2024

	($ in millions, except for percentages)
Regulatory trusts and deposits:
Affiliated transactions	$227.3	$433.4
Third party	2,470.3	2,713.5
Letters of credit / guarantees (1)	101.8	153.2
Total restricted assets (excluding illiquid assets)	$2,799.4	$3,300.1
Other investments — illiquid assets	279.6	267.2
Total restricted assets and illiquid assets	$3,079.0	$3,567.3

Total as percentage of cash and invested assets (2)	37.1%	46.4%
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(1)    As at December 31, 2025, the Company had pledged funds of $101.8 million (December 31, 2024 — $153.2 million) as collateral for the secured letters of credit.
(2)    Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.